FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS
18.	FINANCIAL INSTRUMENTS

FASB standard ASC 820 defines fair value, establishes a framework, prescribes methods for measuring fair value and outlines additional disclosure requirements on the use of fair value measurements. Fair value is defined as the exchange price that would be recovered for an asset or paid to transfer a liability (an exit price in the principal or most advantageous market for an asset or liability in an orderly transaction between market participants at the measurement date). Fair value is determined based on the exchange price that would be received for an asset or paid to transfer a liability utilizing a hierarchy of three different valuation techniques, based on the lowest level input that is significant to the fair value measurement in its entirety.

Financial instruments measured at fair value should be classified into one of three levels that distinguish fair value measurements by the significance of the inputs used for valuation.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 - Observable inputs other than Level 1 quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; or inputs other than quoted prices that are observable or corroborated by observable market data; and

Level 3 - Unobservable inputs that are supported by little or no market activity. Valuation techniques are primarily model-based.

The Company’s financial assets and liabilities that are measured at fair value on a recurring basis have been segregated into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value measurement date in the table below.

Financial assets and liabilities measured at fair value as at December 31, 2012 in the consolidated financial statements on a recurring basis are summarized below:

	Level 1	Level 2	Level 3

Cash	$19,060	$-	$-
Restricted cash	1,920
	$20,980	$-	$-

Financial assets and liabilities measured at fair value as at December 31, 2011 in the consolidated financial statements on a recurring basis are summarized below:

	Level 1	Level 2	Level 3

Cash	$40,425	$-	$-
	$40,425	$-	$-